SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	$ 52,249
2021	277,142	$ 208,997
2022	277,142	277,142
2023	277,142	277,142
2024	277,142	277,142
2025		277,142
Thereafter	130,950	130,950
Total lease payments	1,291,767	1,470,148
Less: Present value discount	(89,929)	(152,318)
Total	$ 1,201,838	$ 1,317,830